FINANCIAL INSTRUMENTS - Schedule of Monetary Assets and Liabilities Denominated in Foreign Currency (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
United States Dollars
Disclosure of detailed information about financial instruments [line items]
Liabilities:	$ 272,844,059	$ 234,292,779
Assets:	8,470,683	13,116,634
Euros
Disclosure of detailed information about financial instruments [line items]
Liabilities:	1,730,608	1,734,548
Assets:	16,502	14,477
Brazilian reais
Disclosure of detailed information about financial instruments [line items]
Liabilities:	0	557
Assets:	$ 95,000	$ 79,000